Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Oct. 23, 2013
Significant Accounting Policies [Line Items]
Depreciation, Total	$ 371,870	$ 360,332	$ 1,505,944	$ 1,320,594
Secured Machinery And Equipment			1,582,111
Proceeds from Loan Originations					776,244
Machinery And Equipment Loan Interest Rate Stated Percentage			3.00%			5.25%
Deferred Revenue, Noncurrent	822,200		922,362	1,262,295
Deferred Revenue, Revenue Recognized			339,934	338,562
Grants Receivable				0
Cost of Goods Sold, Idle Capacity	437,257	501,441	1,758,407	1,534,138
Allowance for Doubtful Accounts Receivable			$ 10,500	$ 0